Commitments (Details Narrative)	3 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 m²	Mar. 31, 2019 ft²
Lessee, Lease, Description [Line Items]
Payments for rent	$ 31,223	$ 33,935
Royalty expense	$ 4,239	$ 4,067
Facility in Vancouver, Canada [Member]
Lessee, Lease, Description [Line Items]
Operating lease, area of property | ft²				1,459
Netanya, Israel Lease [Member]
Lessee, Lease, Description [Line Items]
Operating lease, area of property | m²			190